ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItems [Line Items]
Common shares, shares issued	22,600,363	22,595,363	18,000,000
Common shares, shares outstanding	22,600,363	22,595,363	18,000,000
Warrant [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItems [Line Items]
Exercise of warrants	5,000
Common Stock [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItems [Line Items]
Exercise of warrants	5,000